Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (1,828,715)	$ (1,458,260)		$ (9,051,334)	$ (6,478,923)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on forgiveness of loans payable				0	(438,180)
Depreciation and Amortization	24,099	23,415		94,298	94,162
Amortization of debt discount	703	619,622		2,044,241	1,783,597
Amortization of ROU assets	35,811	40,711		148,258	147,962
Change in fair value of derivative liabilities	325,085	(337,497)		(1,259,287)	2,515,065
Loss on debt extinguishment				1,064,692	0
Stock-based compensation	180,509	185,421		636,368	246,799
Interest expense recognized on default	262,597	236,200		555,556
Changes in current assets and liabilities:
Prepaid expenses	47,826	(72,555)		(55,069)	9,418
Other current assets	11,183	(5,000)		(28,175)	500
Accounts payable	159,097	(768,539)		1,059,946	80,320
Accrued expenses and other liabilities	337,258	10,129		429,790	262,097
Lease liability	(31,413)	(34,268)		(124,840)	(115,132)
Accrued interest - related parties	0	17,753		52,471	72,000
Accrued interest - non-related parties	262,598	181,410		1,004,378	643,486
Net cash used in operating activities	(475,959)	(1,597,658)		(3,428,707)	(1,176,829)
Cash Flows from Investing Activities:
Purchase of property and equipment	0	(3,579)		(7,164)	(7,273)
Net cash used in investing activities	0	(3,579)		(7,164)	(7,273)
Cash Flows from Financing Activities:
Payment of offering costs				(20,332)	(166,342)
Proceeds from convertible notes	0	2,612,514		2,745,974	906,839
Proceeds from promissory notes	375,000	0
Proceeds from PPP loan					217,460
Proceeds from issuance of Series C-1 preferred stock				1,064,317
Repurchase of common stock				(2,294)
Payment of debt financing fee	0	(382,222)		(382,222)
Proceeds from issuance of common stock					3,194
Proceeds from warrant exercise				144,944
Proceeds from Stock Options Exercised				1,271	234,163
Net cash (used in) provided by financing activities	375,000	2,230,292		3,551,658	1,195,314
Net Change in Cash	(100,959)	629,055		115,787	11,212
Cash – beginning of period	128,149	12,362		12,362	1,150
Cash—end of period	27,190	641,417	$ 12,362	128,149	12,362
Supplemental Disclosure of cash flow information:
Conversion of convertible notes and accrued interest to series C-2 prefered stock				15,665,171
Warrants issued in connection with convertible notes	6,112	409,483		409,483
Warrants issued in connection with Series C-1 preferred stock				312,088
Accrued Series A preferred stock dividends	75,084	76,981		307,926	307,927
Accrued Series C-1 preferred stock dividends	18,716	0		9,470
Accrued Series C-2 preferred stock dividends	217,368	0		239,104
Initial recognition of derivative liabilities	0	1,267,860		1,321,860	258,359
Unpaid deferred offering costs	660,426	732,046		207,473
Prepaid expense from shares for services	0	13,237
Supplemental Cash Flow Information [Abstract]
Interest paid	0	37,037		92,593	0
Income tax paid	0	0		0	0
Alpha Healthcare Acquisition Corp. III [Member]
Cash Flows from Operating Activities:
Net income (loss)	576,067	(527,530)	(329,382)	204,997
Adjustments to reconcile net income (loss) to net cash used in operating activities
Interest earned in Trust Account	(1,675,392)	(7,612)	(8,091)	(2,244,477)
Change in fair value of overallotment liability			(2,923)	0
Gain on expiration of overallotment option			(127,035)	0
Changes in current assets and liabilities:
Prepaid expenses	(13,541)	37,637	(198,983)	101,445
Accrued expenses	558,962	346,993	215,247	1,028,390
Due to related party	39,045	(1,162)	0	29,704
Income taxes payable	343,328	0
Net cash used in operating activities	(171,531)	(151,674)	(451,167)	(488,743)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(154,441,030)	0
Cash Flows from Financing Activities:
Proceeds from related party			56,922	0
Payment to related party			(54,647)	0
Proceeds from issuance of Public Units			154,441,030	0
Proceeds from issuance of Private Units			4,638,820	0
Payment of offering costs	0	(27,785)	(3,415,736)	(97,785)
Net cash (used in) provided by financing activities			155,666,389	(97,785)
Net Change in Cash	(171,531)	(179,459)	774,192	(586,528)
Cash – beginning of period	187,664	774,192	0	774,192
Cash—end of period	16,133	594,733	774,192	187,664	774,192
Supplemental Disclosure of cash flow information:
Offering costs paid by Sponsor in exchange for issuance of Class B common stock			25,000	0
Capital contribution by the Sponsor through transfer of Class B shares			1,186,448	0
Offering costs included in accrued offering costs	0	84,700	112,485	0
Deferred underwriting commissions			5,405,436	0
Accretion of the interest earned in Trust Account	1,271,465	7,612	$ 8,091	$ 1,460,408	$ 8,091
Deferred underwriting fees waiver	$ 5,405,436	$ 0